Financial Instruments - Commodity Price Contracts (Details) - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Year one
Disclosure of detailed information about hedges [line items]
Fair value Liability	$ (468)	$ 0
Coca-Cola FEMSA | Commodity price contracts | Sugar Price Contracts | Current year
Disclosure of detailed information about hedges [line items]
Face amount	1,688	2,020
Fair value Liability	(46)	(7)
Fair Value Asset	328	502
Coca-Cola FEMSA | Commodity price contracts | Sugar Price Contracts | Year one
Disclosure of detailed information about hedges [line items]
Face amount	468	769
Fair Value Asset	21	195
Coca-Cola FEMSA | Commodity price contracts | Aluminum price contracts | Current year
Disclosure of detailed information about hedges [line items]
Face amount	662	102
Fair Value Asset	(18)	62
Coca-Cola FEMSA | Commodity price contracts | Aluminum price contracts | Year one
Disclosure of detailed information about hedges [line items]
Fair Value Asset	$ 1
Coca-Cola FEMSA | Commodity price contracts | PX MEG contracts | Current year
Disclosure of detailed information about hedges [line items]
Face amount		470
Fair value Liability		(28)
Fair Value Asset		$ (5)